Condensed Consolidated Statements of Cash Flows (Q3) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Cash flows from operating activities:
Net loss	$ (6,756,268)	$ (2,264,201)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	5,629,247	1,716,528
Equity in earnings	(1,273,488)	0
Amortization of real estate note investment issuance cost	36,547	0
Amortization of debt issuance costs	154,606	35,570
Noncash interest expense on preferred stock	270,216	0
Share based compensation	49,000	0
Changes in operating assets and liabilities:
Related party receivables	(61,109)	(312,846)
Other assets	(311,215)	1,413
Related party payables	32,195	302,861
Accounts payable, accrued expenses and other liabilities	2,405,626	713,126
Net cash provided (used in) by operating activities	175,357	192,451
Cash flows from investing activities:
Acquisitions of real estate	(53,904,597)	(31,171,298)
Capital improvements to real estate	(164,178)	(73,186)
Investments in unconsolidated real estate entities	(20,210,937)	0
Issuance of real estate note investment including issuance costs	(4,773,861)	(1,119,994)
Net cash used in investing activities	(79,053,573)	(32,364,478)
Cash flows from financing activities:
Proceeds from line of credit	12,000,000	0
Repayments of line of credit	(13,500,000)	0
Proceeds from issuance of preferred stock, net of issuance costs	17,445,501	0
Proceeds from issuance of common stock	26,512,608	66,377,134
Common stock repurchases	(268,613)	0
Distributions to common stockholders	(2,997,008)	(874,358)
Net cash provided by financing activities	39,192,488	65,502,776
Net (decrease) increase in cash and cash equivalents and restricted cash	(39,685,728)	33,330,749
Cash and cash equivalents and restricted cash, beginning of period	47,741,994	3,406,175
Cash and cash equivalents and restricted cash, end of period	8,056,266	36,736,924
Reconciliation of cash and cash equivalents and restricted cash to the condensed consolidated balance sheets:
Total cash and cash equivalents and restricted cash	8,056,266	36,736,924
Supplemental disclosure of non-cash investing and financing activities:
Credit facilities entered into in conjunction with acquisition of real estate	$ 49,616,479	$ 35,995,000